UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to March 31, 2014

Date of Report (Date of earliest event reported): May 15, 2014

Commission File Number of securitizer: Not applicable

Central Index Key Number of securitizer: 0001592175

Jack Macdowell, Jr. (203) 883-8920

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DC Residential III-NC Portfolio Private Owner, LLC

By:	D.C. Residential III Loan Acquisition Venture, L.P.,
its managing member

	By:	OCM FIE, LLC,
its general partner

		By:	/s/ Brian Laibow
		Name:	Brian Laibow
		Title:	Authorized Signatory

		By:	/s/ Jason Keller
		Name:	Jason Keller
		Title:	Authorized Signatory

Date: May 15, 2014